Financial Instruments (Estimated Fair Value) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 0	$ 0
United States Northeast [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	0	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivables, Fair Value Disclosure	5,976,000	68,000
Net Assets Held For Sale, Fair Value Disclosure	76,300,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Term B Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term B Facility, Fair Value Disclosure	570,600,000	576,400,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivables, Fair Value Disclosure	5,507,000	68,000
Net Assets Held For Sale, Fair Value Disclosure	61,016,000
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Term B Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term B Facility, Fair Value Disclosure	$ 488,520,000	$ 493,052,000